Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Cash and cash equivalent		$ 286,184	$ 147,153	$ 131,123	$ 1,417,388
Short-term deposits and restricted cash		64,000	34,000
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent	[1]	467
Short-term deposits and restricted cash	[1]	352,150
Trade receivables	[1]	9,108	7,603
Loans and Other Liabilities
In US dollar or linked thereto	[1]	(157,449)	(156,431)
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent		467
Short-term deposits and restricted cash		352,150
Trade receivables		9,108	7,603
Loans and Other Liabilities
In US dollar or linked thereto		$ (157,449)	$ (156,431)

[1]	IC, Israel Chemicals Ltd ("ICL"), Oil Refineries Ltd ("Bazan").